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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON FEBRUARY 14, 2001 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRES ON FEBRUARY 14, 2002.

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [X]; Amendment Number: 1
     This Amendment (Check only one):      [ ]   is a restatement.
                                           [X]   adds new holding entries.

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

Name:             Attractor Investment Management Inc.
Address:          1440 Chapin Avenue, Suite 201
                  Burlingame, CA 94010

Form 13F File Number:      28-05503

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:


Name:             Harvey Allison
Title:            President
Phone:            (650) 685-8541

Signature, Place, and Date of Signing:

/s/ HARVEY ALLISON             Burlingame, California          February 14, 2002


Report Type (Check only one):

[x] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).


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                              FORM 13F SUMMARY PAGE

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
Report Summary:

Number of Other Included Managers:                                 0

Form 13F Information Table Entry Total:                           19

Form 13F Information Table Value Total:                     $208,463
                                                         (thousands)

List of Other Included Managers:                              None

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                                       2
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                           FORM 13F INFORMATION TABLE


                          TITLE OF                    VALUE       SHRS OR       SH/        PUT/
NAME OF ISSUER             CLASS        CUSIP        X($1000)     PRN AMT       PRN        CALL


AmericaOnline, Inc.         COM       02364J104       12344        354700       SH

CNET, Inc.                  COM       12613R104       13977        873536       SH

Critical Path, Inc.         COM       22674V100       21755        707475       SH

Digital Island, Inc.        COM       25385N101        2514        618881       SH

Doubleclick Inc.            COM       258609304        5365        487700       SH

E*Trade Group, Inc.         COM       269246104        4837        655800       SH

eBay, Inc.                  COM       278642103        9689        293600       SH

Homestore.com, Inc.         COM       437852106       12729        632500       SH

intraware, inc              COM       46118M103        1257        855527       SH

Nextcard, Inc.              COM       65332K107        4554        569304       SH

Nuance Communications       COM       669967101        7013        162611       SH

1-800 Contacts Inc.         COM       681977104        4008        140000       SH

Oni Systems Corp.           COM       68273F103        8704        220000       SH

Support.com, Inc.           COM       868587106       12380        611343       SH

Transmeta Corporation       COM       89376R109       15847        674334       SH

Verisign, Inc.              COM       92343E102       32487        437900       SH

Versata, Inc.               COM       925298101       12034       1346552       SH

Vignette Corporation        COM       926734104       15386        854796       SH

Yahoo, Inc.                 COM       984332106       11583        385292       SH



                         INVESTMENT    OTHER               VOTING AUTHORITY
                         DISCRETION   MANAGERS      SOLE        SHARED       NONE

AmericaOnline, Inc.         SOLE       N/A        354700

CNET, Inc.                  SOLE       N/A        873536

Critical Path, Inc.         SOLE       N/A        707475

Digital Island, Inc.        SOLE       N/A        618881

Doubleclick Inc.            SOLE       N/A        487700

E*Trade Group, Inc.         SOLE       N/A        655800

eBay, Inc.                  SOLE       N/A        293600

Homestore.com, Inc.         SOLE       N/A        632500

intraware, inc              SOLE       N/A        855527

Nextcard, Inc.              SOLE       N/A        569304

Nuance Communications       SOLE       N/A        162611

1-800 Contacts Inc.         SOLE       N/A        140000

Oni Systems Corp.           SOLE       N/A        220000

Support.com, Inc.           SOLE       N/A        611343

Transmeta Corporation       SOLE       N/A        674334

Verisign, Inc.              SOLE       N/A        437900

Versata, Inc.               SOLE       N/A       1346552

Vignette Corporation        SOLE       N/A        854796

Yahoo, Inc.                 SOLE       N/A        385292
